ACCOUNTS RECEIVABLE Schedule of components of accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of accounts receivable
Accounts receivables, net	$ 112,490	$ 108,624
Proceeds from Aircard sale held in escrow	13,800	0
Trade receivables [Member]
Components of accounts receivable
Accounts receivable, gross	82,086	96,779
Less: allowance for doubtful accounts	(2,279)	(2,435)	(3,642)
Accounts receivables, net	79,807	94,344
Sales taxes receivable [Member]
Components of accounts receivable
Accounts receivable, gross	3,598	2,594
Other receivables [Member]
Components of accounts receivable
Other receivables	$ 15,285	$ 11,686